Discontinued Operations	6 Months Ended
Jun. 30, 2023
Discontinued Operations [Abstract]
DISCONTINUED OPERATION

5. DISCONTINUED OPERATION

In July, 2023, the Board approved the sale of its early cancer screening and detection business (the “CDA Business”), comprised of (i) AnPac Bio-Medical Technology (Lishui) Co., Ltd. (“AnPac Lishui”), a subsidiary based in Lishui, China, (ii) Anpac Technology USA CO., LTD. (“AnPac USA”), a subsidiary based in Pennsylvania and California, and (iii) Changhe Bio-Medical Technology (Yangzhou) Co., Ltd.(“Changhe”), a subsidiary based in Yangzhou, China. Accordingly, on July 28, 2023, the Group entered into Share purchase agreements with New-Horizon Bio-Medical Science Co., Ltd. (“New-Horizon”), a Hong Kong company focused on bio-medical technology, under which the Group agreed to sell 100% of the shares of AnPac Lishui and AnPac USA, which had experienced significant financial losses in its operations and are not expected to achieve a breakeven point in the immediate future, to New-Horizon in consideration of nil and nil, respectively. In addition, on July 28, 2023, the Group entered into a share purchase agreement with Ningkasai Technology (Shanghai) Co., Ltd. (“Ningkasai”), a PRC high-tech company specialized in nanotechnologies for life science applications, under which the Group agreed to sell 100% of the shares of Changhe, to Ningkasai for no consideration. The closing is expected to take place in November 2023..

The Group determined that the disposal of CDA Business met the criteria to be classified as a discontinued operation and, as a result, CDA business’s historical financial results are reflected in the Group’s unaudited condensed consolidated financial statements as a discontinued operation. The disposal of CDA Business represents a strategic shift that has a significant effect on the Group’s operations and financial results, which trigger discontinued operations accounting in accordance with ASC 205-20-45. The assets and liabilities related to the discontinued operations were retroactively classified as assets/liabilities held for sale, while results of operations related to the discontinued operations, including comparatives, were retroactively reported as income (loss) from discontinued operations for the six months ended June 30, 2022 and 2023, respectively.

In connection with the disposal of CDA business, the Group also sold its 70% equity interest in Changwei System Technology (Shanghai) Co., Ltd (“Changwei”) to Jiaxing Changxin Enterprise Management, LLP (“Changxin”) in consideration of US$350 (RMB2,538) and sold the remaining 29% equity interest in Changwei to Shanghai Yiyou Investment Management Co., LTD (“Yiyou”) in consideration of US$150 (RMB1,088). Yiyou further entered into an arrangement with Changxin and Ms. Ruoou Ying, pursuant to which the Group agreed to transfer 29% of Changwei’s shares to Changxin and 1% of the shares to Ms. Ruoou Ying (the “Changwei disposal”). The Group received the consideration in aggregated of RMB3,626 (US$500) from the Changwei disposal. This transaction was a sale to related parties. Ms. Ruoou Ying held the position of Supervisor at Anpac Lishui, while Changxin was under the common control of Ms. Ruoou Ying and Mr. Chris Yu, the Co-Founder and Co-Chairman of the Company. Loss from disposal of Changwei amounted to RMB20,282(US$2,797) and was included in net loss from discontinued operations. This transaction was a sale to related parties. Ms. Ruoou Ying held the position of Supervisor at Anpac Lishui, while Changxin was under the common control of Ms. Ruoou Ying and Mr. Chris Yu, the Co-Founder and Co-Chairman of the Company. Loss from disposal of Changwei amounted to RMB20,282(US$2,797) and was included in net loss from discontinued operations.

The results of discontinued operations for the six months ended June 30, 2022 and 2023 were as follows:

	Six Months Ended June 30,
	2022	2023	2023
	RMB	RMB	US$
Revenues:
Revenues-third parties	3,972	2,818	389
Revenues-related parties	1,241	210	29
Total revenues	5,213	3,028	418
Cost of revenues	(1,832)	(1,292)	(178)
Gross Profit	3,381	1,736	240
Operating expenses:
Selling and marketing expenses	(4,894)	(3,872)	(534)
General and administrative expenses	(15,629)	(8,593)	(1,185)
Research and development expenses	(4,330)	(3,438)	(474)
Impairment of intangible assets	(7,911)	—	—
Impairment of goodwill	(12,758)	—	—
Loss from operations	(42,141)	(14,167)	(1,953)
Non-operating income and expenses:
Interest expense, net	(161)	(81)	(11)
Foreign exchange gain, net	7	9	1
Share of net loss in equity method investments	(87)	(88)	(12)
Other income, net	472	3,106	428
Loss from operations for discontinued operations	(41,910)	(11,221)	(1,547)
Loss from disposal of a subsidiary	—	(16,724)	(2,307)
Loss from discontinued operations before income taxes	(41,910)	(27,945)	(3,854)
Income tax benefit	2,130	—	—
Net Loss from discontinued operations	(39,780)	(27,945)	(3,854)

Assets and liabilities of the discontinued operations:

	December 31	June 30	June 30
	2022	2023	2023
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	1,854	319	44
Prepayment	2,692	1,334	184
Accounts receivable, net	2,235	3,318	458
Amounts due from related parties, net	2,194	684	94
Inventories, net	210	178	25
Other current assets, net	3,448	3,944	543
Total current assets held for sale	12,633	9,777	1,348

Property and equipment, net	17,182	15,746	2,171
Land use rights, net	1,111	1,097	151
Intangible assets, net	185	271	37
Goodwill
Right of use assets	7,213	2,088	288
Long-term investments, net	1,079	991	138
Total noncurrent assets held for sale	26,770	20,193	2,785
TOTAL ASSETS HELD FOR SALE	39,403	29,970	4,133

LIABILITIES
Current liabilities:
Short-term debts	5,000	5,000	690
Accounts payable	2,108	2,012	277
Advance from customers	4,956	7,800	1,076
Amounts due to related parties	2,280	1,079	149
Lease liability-current	784	1,042	144
Accrued expenses and other current liabilities	18,386	16,488	2,273
Total current liabilities held for sale	33,514	33,421	4,609
Deferred tax liabilities
Lease liability-non-current	6,515	1,368	189
Other long-term liabilities	1,080	1,066	147
Total noncurrent liabilities held for sale	7,595	2,434	336
TOTAL LIABILITIES HELD FOR SALE	41,109	35,855	4,945